787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

April 1, 2016

VIA EDGAR CORRESPONDENCE

Mr. Jay Williamson

Disclosure Review and Accounting Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Permal Alternative Select VIT Portfolio, a series of
Legg Mason Partners Variable Equity Trust
Investment Company Act File No. 811-21128

Dear Mr. Williamson:

On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the definitive proxy materials consisting of a Notice of Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Permal Alternative Select VIT Portfolio (the “Fund”), to be held on May 20, 2016 (the “Meeting”). It is anticipated that definitive copies of the proxy materials will be mailed to stockholders on or about April 6, 2016.

This letter responds to the comments that you provided in a telephone conversation with the undersigned on March 16, 2016 regarding the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy to be used in connection with the Meeting (together, the “Preliminary Proxy Materials”) that were filed on March 11, 2016. For your convenience, those comments are set forth below and the Trust’s response to each comment is set out immediately under the comment. Capitalized terms have the meanings assigned in the Preliminary Proxy Materials unless otherwise defined in this letter. Page references are to the Preliminary Proxy Materials.

Comment No. 1:     Respond to the comments in a writing filed as CORRESP on Edgar. If any disclosure needs to be revised, include the revised disclosure with the letter, and include Tandy representations.

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

April 1, 2016

Response:     As requested, the Trust has filed this letter, which includes any revised disclosure, and the Tandy representations, which are provided in a separate letter from the Trust, on EDGAR as a CORRESP filing.

Comment No. 2:     Provide the series and class identifiers for each class eligible to vote.

Response:    The series and class identifiers for each class eligible to vote have been included in Exhibit A.

Comment No. 3:     On page 6, clarify the statement that the Fund did not pay Permal an effective management fee. Item 22(c)(1)(iii) of Schedule 14A requires disclosure of the aggregate amount.

Response:    The disclosure has been revised to include the gross management fees and net management fees (after fee waivers and expense reimbursements) that the Fund paid during its most recent fiscal year in addition to the effective management fee rate paid by the Fund. As noted, the amount of fee waivers and expense reimbursements for this Fund exceeded the amount of the gross management fees.

Comment No. 4:     On page 12, clarify the basis for the statement that the current fee waiver arrangement is not expected to change as a result of the Combination. You asked whether, for example, the Fund will enter into a new fee waiver arrangement with the new adviser and, if so, whether the terms of the new arrangement be similar in all material respects to the current arrangement.

Response:    The disclosure has been revised as follows (new language in italics):

The Trustees also noted that EnTrustPermal had committed to continue Permal’s current fee waiver and/or expense reimbursement arrangement with the Fund, which cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent, and that the terms of the current fee waiver and expense reimbursement arrangement will not change as a result of the Combination.

Comment No. 5:     In Exhibit D, disclose for each comparable fund whether the adviser’s compensation has been waived, reduced or agreed to be reduced, pursuant to Item 22(c)(10) of Schedule 14A.

Response:    The requested change has been made.

Comment No. 6:     In the form of proxy card, conform the phrasing of the proposal to the proxy statement (i.e., say “approve a new agreement” not “consider and vote upon a new agreement”).

Response:    The requested change has been made.

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April 1, 2016

If you have any questions regarding these responses, please do not hesitate to contact me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Esq.
Benjamin J. Haskin, Esq.
Neesa P. Sood, Esq.

Legg Mason Partners Variable Equity Trust

620 Eighth Avenue, 49th Floor

New York, New York 10018

April 1, 2016

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Permal Alternative Select VIT Portfolio, a series of
Legg Mason Partners Variable Equity Trust
Investment Company Act File No. 811-21128

Ladies and Gentlemen:

In connection with the Commission Staff’s review of the preliminary proxy statement filed by Legg Mason Partners Variable Equity Trust (the “Trust”) on behalf of Permal Alternative Select VIT Portfolio, a series of the Trust, with the Commission on March 11, 2016, the Trust acknowledges that, with respect to filings made by the Trust with the Commission and reviewed by the Staff:

(a) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

(b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c) the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Variable Equity Trust

By:	/s/ Rosemary D. Emmens
Name:	Rosemary D. Emmens
Title:	Assistant Secretary